SHAREHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Aug. 31, 2014	Jun. 30, 2011	Jan. 31, 2011	Nov. 10, 2010
Number shares:
Warrants outstanding, ending	9,587,000
Warrants [Member]
Number shares:
Warrants outstanding, beginning	9,587,000	7,432,000	1,905,000	250,000
Warrants outstanding, ending	9,587,000	7,432,000	1,905,000	250,000
Warrants vested and exercisable	9,587,000
Weighted average exercise price
Warrants outstanding, beginning	$ 2.57
Warrants outstanding, ending	$ 2.57
Warrants vested and exercisable	$ 2.57
Weighted average remaining contractual life
Warrant Term	1 year 6 months 14 days
Grant Date Fair Value
Warrants outstanding, beginning	$ 3,659,998
Warrants outstanding, ending	3,659,998
Warrants vested and exercisable	$ 3,659,998